UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1	–	Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

Annual Report DECEMBER 31, 2008 BlackRock Exchange Portfolio OF BLACKROCK FUNDSSM

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses designed to prop up the economy and stabilize the financial system.

The US economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflationary pressure subsided amid plummeting oil prices, while economic pressures escalated in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By period-end, the National Bureau of Economic Research had confirmed what most already knew — the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, with the final reduction in December bringing the target federal funds rate to a record low range of between zero and 0.25%. Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily of nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Declines were significant and broad-based, though smaller cap stocks posted somewhat better relative performance. Non-US stocks started off the year stronger, but quickly lost ground as the credit crisis revealed itself to be global in nature and as the global economy turned south. Overall, domestic equities notched better results than non-US equities, reversing the prior years’ trend of international equity outperformance.

In fixed income markets, investors shunned risky assets and sought to the safety and liquidity of US Treasury issues. Prices soared, while yields fell to record lows, with the Treasury sector topping all other asset classes over the reporting period. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to taxable issues. At the same time, economic turmoil combined with dislocated credit markets and substantial technical pressures resulted in the worst year on record for the high yield market.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of December 31, 2008	6-month	12-month
US equities (S&P 500 Index)	(28.48)%	(37.00)%
Small cap US equities (Russell 2000 Index)	(26.94)	(33.79)
International equities (MSCI Europe, Australasia, Far East Index)	(36.41)	(43.38)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	17.70	20.06
Taxable fixed income (Barclays Capital US Aggregate Index*)	4.07	5.24
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(2.49)	(2.47)
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(25.07)	(25.88)

*	Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary

Portfolio Management Commentary

How did the Portfolio perform?

•	Portfolio results significantly outperformed that of the benchmark S&P 500 Index for the 12-month period. The Portfolio recently changed its fiscal year end to December 31.

What factors influenced performance?

•

The US equity market trended lower through the first half of 2008, as weakness in housing and in the mortgage market, fear of recession and sharply rising energy and commodity costs dominated investor attention. The credit crisis rapidly spread in September with a number of large and previously distinguished financial institutions failing, being rescued by the government, or selling themselves as a last resort. Volatility rose to extreme levels as continued government intervention and stimulation grappled with massive deleveraging and a flight to safety. These factors combined to produce the largest annual loss for the S&P 500 Index since 1937. Investors in stocks found no safe haven, as sharp declines impacted all sectors, market capitalizations and style segments.

•

Sector allocation proved particularly advantageous over the period. Overweight positions in healthcare and consumer staples drove Portfolio outperformance, as these defensive sectors were the top two performing sectors during the year. Similarly, an underweight in the devastated financials sector contributed positively to returns. Favorable stock selection in the consumer staples and information technology (IT) sectors also benefited results.

•

On a stock-specific basis, in the consumer staples sector, significant investments in Anheuser-Busch Cos. Inc. and Wal-Mart Stores Inc. contributed to both absolute and relative performance, as these stocks rose despite the negative market environment. In IT, shares of International Business Machines Corp. and Hewlett-Packard Co. outperformed significantly during the 12-month period.

•

By contrast, stock selection in the industrials sector detracted from relative performance. Weakness in the Portfolio’s aerospace & defense holdings accounted for the majority of underperformance within the sector. In particular, the Portfolio’s investment in The Boeing Co. declined as demand for new aircrafts slowed in 2008, given the overall borrowing and spending environment.

Describe recent Portfolio activity.

•

Sector weightings moved modestly during the year, primarily due to the relative performance of the sectors. We increased the Portfolio’s exposure to consumer staples and healthcare, while reducing investment in financials. Notable sales during the 12 months included Anheuser-Busch Cos. Inc., which was acquired by InBev at a significant premium, and American International Group Inc.

Describe Portfolio positioning at period end.

•

As of December 31, 2008 the Portfolio was positioned defensively, with its largest overweights relative to the S&P 500 Index in the consumer staples and healthcare sectors. The most notable underweights were in consumer discretionary, telecommunication services and materials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of December 31, 2008

Ten Largest Holdings	Percent of Long-Term Investments
Procter & Gamble Co.	9%
Exxon Mobil Corp.	8
Berkshire Hathaway, Inc. - Class B	7
Hewlett-Packard Co.	5
Wal-Mart Stores, Inc.	5
Target Corp.	5
Novartis AG - ADR	5
International Business Machines Corp	4
Schlumberger Ltd.	4
Johnson & Johnson	4

Sectors	Percent of Long-Term Investments
Consumer Staples	20%
Health Care	18
Information Technology	16
Energy	15
Financials	13
Industrials	12
Consumer Discretionary	5
Telecommunication Services	1

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Although the holdings and sectors listed above were current as of the period indicated, the Portfolio’s composition will vary.

4	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008

Total Return Based on a $10,000 Investment

[1]	The Portfolio normally invests largely in a diversified and supervised portfolio of common stocks, or securities convertible into common stocks.
[2]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

Shares of the Portfolio are not currently offered to the public.

Performance Summary for the Period Ended December 31, 2008

		Average Annual Total Returns[3]
	6-Month Total Returns	1 Year	5 Years	10 Years
BlackRock Shares	(24.94)%	(31.50)%	(0.72)%	(0.35)%
S&P 500 Index	(28.48)	(37.00)	(2.19)	(1.38)

[3]	See “About Portfolio’s Performance” on page 6 for a detailed description of performance related information.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[5]
	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period[4]	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period[4]
BlackRock Shares	$1,000.00	$750.63	$2.65	$1,000.00	$1,021.94	$3.06

[4]

For the BlackRock Shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[5]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008	5

About Portfolio’s Performance

•	BlackRock Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of the Portfolio. The Portfolio’s returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2010.

Disclosure of Expenses

Shareholders of the Portfolio may incur the following charges: (a) expenses related to transactions; and (b) operating expenses, including advisory fees and other Portfolio expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 6.3%
The Boeing Co.	131,800	$5,623,906
General Dynamics Corp.	93,000	5,355,870

		10,979,776

Beverages — 2.3%
The Coca-Cola Co.	87,735	3,971,763

Capital Markets — 0.8%
Ameriprise Financial, Inc.	61,125	1,427,880

Computers & Peripherals — 9.7%
Hewlett-Packard Co.	255,074	9,256,636
International Business Machines Corp.	92,371	7,773,943

		17,030,579

Consumer Finance — 2.9%
American Express Co.	271,045	5,027,885

Diversified Financial Services — 2.2%
JPMorgan Chase & Co.	124,728	3,932,674

Electronic Equipment, Instruments & Components — 0.3%
Agilent Technologies, Inc. (a)	29,749	464,977

Energy Equipment & Services — 4.5%
Schlumberger Ltd.	172,339	7,295,110
Transocean Ltd. (a)	14,795	699,064

		7,994,174

Food & Staples Retailing — 4.9%
Wal-Mart Stores, Inc.	154,700	8,672,482

Food Products — 1.1%
General Mills, Inc.	8,497	516,193
Kraft Foods, Inc. - Class A	53,285	1,430,702

		1,946,895

Health Care Equipment & Supplies — 0.5%
Medtronic, Inc.	27,800	873,476

Household Products — 8.7%
Procter & Gamble Co.	246,400	15,232,448

Industrial Conglomerates — 2.9%
General Electric Co.	317,848	5,149,137

Insurance — 6.7%
Berkshire Hathaway, Inc. - Class B (a)	3,687	11,850,018

IT Services — 2.2%
The Western Union Co.	266,480	3,821,323

Life Sciences Tools & Services — 1.9%
Millipore Corp. (a)	64,313	3,313,406

Machinery — 3.2%
Caterpillar, Inc.	124,256	5,550,515

Multiline Retail — 4.9%
Target Corp.	248,429	8,578,253

Oil, Gas & Consumable Fuels — 10.7%
BP Plc - ADR	116,846	5,461,382
Exxon Mobil Corp.	165,953	13,248,028

		18,709,410

Pharmaceuticals — 15.4%
AstraZeneca Plc - ADR	76,000	3,118,280
Johnson & Johnson	120,414	7,204,370
Merck & Co., Inc.	83,999	2,553,569
Novartis AG - ADR	161,364	8,029,473
Pfizer, Inc.	80,583	1,427,125
Wyeth	125,465	4,706,192

		27,039,009

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp.	40,915	599,814

Software — 4.1%
Microsoft Corp.	367,277	7,139,865

Tobacco — 2.6%
Altria Group, Inc.	77,000	1,159,620
Philip Morris International, Inc.	77,000	3,350,270

		4,509,890

Wireless Telecommunication Services — 0.7%
Vodafone Group Plc - ADR	64,452	1,317,399

Total Investments (Cost — $43,888,738*) — 99.8%		175,133,048
Other Assets in Excess of Liabilities — 0.2%		412,817

Net Assets — 100.0%		$175,545,865

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$40,424,044

Gross unrealized appreciation	$135,617,279
Gross unrealized depreciation	(908,275)

Net unrealized appreciation	$134,709,004

(a)	Non-income producing security.

•	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(11,165,500	)**	$2,252

**	Represents net sales cost

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of certain securities have been abbreviated according to the list below.	ADR American Depository Receipt

See Notes to Financial Statements.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008	7

Schedule of Investments (concluded)

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	$175,133,048
Level 2	—
Level 3	—

Total	$175,133,048

See Notes to Financial Statements.

8	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008

Statement of Assets and Liabilities

December 31, 2008
Assets
Investments at value (Cost - $43,888,738)	$175,133,048
Investments sold receivable	929,667
Dividends receivable	338,796
Securities lending income receivable - affiliated	2,144
Receivable from advisor	1,303
Prepaid expenses	11,540

Total assets	176,416,498

Liabilities
Bank overdraft	728,252
Investment advisory fees payable	61,895
Other affiliates payable	18,893
Officer’s and Trustees’ fees payable	7,274
Capital shares redeemed payable	3,500
Other accrued expenses payable	50,819

Total liabilities	870,633

Net Assets	$175,545,865

Net Assets Consist of
Paid-in capital	$59,905,826
Undistributed net investment income	39,102
Accumulated net realized loss	(15,643,373)
Net unrealized appreciation/depreciation	131,244,310

Net Assets	$175,545,865

Net Asset Value
BlackRock Shares outstanding, unlimited number of shares authorized, $0.001 par value	396,165

Net Asset Value	$443.11

See Notes to Financial Statements.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008	9

Statements of Operations

	Period October 1, 2008 to December 31, 2008	Year Ended September 30, 2008
Investment Income
Dividends	$1,178,555	$5,210,905
Securities lending - affiliated	2,252	43,972
Interest - affiliated	10	115
Foreign taxes withheld	—	(37,778)

Total investment income	1,180,817	5,217,214

Expenses
Investment advisory	232,399	1,386,150
Administration	46,490	277,235
Professional	23,512	32,316
Printing	15,760	23,131
Officer and Trustees	4,950	26,366
Custodian	2,485	26,354
Transfer agent	1,680	7,980
Miscellaneous	2,723	13,845

Total expenses	329,999	1,793,377
Less fees waived by advisor	(37,810)	(52,714)
Less administration fees waived	(11,630)	(69,313)
Less transfer agent fees waived	—	(2,864)
Less transfer agent fees reimbursed	(1,670)	(5,084)
Less fees paid indirectly	(9)	(31)

Total expenses after waivers, reimbursement and fees paid indirectly	278,880	1,663,371

Net investment income	901,937	3,553,843

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(817,624)	(6,224,405)
Redemption-in-kind transactions	6,279,790	16,333,049

	5,462,166	10,108,644

Net change in unrealized appreciation/depreciation on investments	(56,880,388)	(56,243,591)

Total realized and unrealized loss	(51,418,222)	(46,134,947)

Net Decrease in Net Assets Resulting from Operations	$(50,516,285)	$(42,581,104)

See Notes to Financial Statements.

10	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Period October 1, 2008 to December 31, 2008	Year Ended September 30,
		2008	2007
Operations
Net investment income	$901,937	$3,553,843	$3,003,112
Net realized loss from investment transactions	(817,624)	(6,224,405)	(1,583,883)
Net realized gain from redemption-in-kind transactions	6,279,790	16,333,049	19,717,131
Net change in unrealized appreciation/depreciation	(56,880,388)	(56,243,591)	30,726,620

Net increase (decrease) in net assets resulting from operations	(50,516,285)	(42,581,104)	51,862,980

Dividends to Shareholders From
Net investment income from BlackRock Shares	(2,673,321)	(2,897,062)	(2,701,038)

Capital Share Transactions
Shares issued in reinvestment of dividends	389,729	446,682	448,506
Shares redeemed	(9,855,439)	(29,779,215)	(30,149,442)

Net decrease in net assets derived from capital share transactions	(9,465,710)	(29,332,533)	(29,700,936)

Net Assets
Total increase (decrease) in net assets	(62,655,316)	(74,810,699)	19,461,006
Beginning of period	238,201,181	313,011,880	293,550,874

End of period	$175,545,865	$238,201,181	$313,011,880

End of period undistributed net investment income	$39,102	$1,810,486	$1,153,705

See Notes to Financial Statements.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008	11

Financial Highlights

	BlackRock
	Period October 1, 2008 to December 31, 2008	Year Ended September 30,			Period January 1, 2005 to September 30, 2005	Year Ended December 31,
		2008	2007	2006		2004[1]	2003
Per Share Operating Performance
Net asset value, beginning of period	$572.26	$676.66	$575.50	$533.63	$520.73	$490.99	$411.01

Net investment income	2.24 [2]	8.07 [2]	6.21 [2]	6.63 [2]	4.10 [2]	7.61	5.40
Net realized and unrealized gain (loss)	(124.70)	(105.98)	100.52	41.58	11.80	29.63	80.08

Net increase (decrease) from investment operations	(122.46)	(97.91)	106.73	48.21	15.90	37.24	85.48

Dividends from net investment income	(6.69)	(6.49)	(5.57)	(6.34)	(3.00)	(7.50)	(5.50)

Net asset value, end of period	$443.11	$572.26	$676.66	$575.50	$533.63	$520.73	$490.99

Total Investment Return
Based on net asset value	(21.35)%[3]	(14.56)%	18.62%	9.06%	3.10%[3]	7.63%	20.89%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly	0.60%[4]	0.60%	0.60%	0.60%	0.60%[4]	0.61%	0.59%

Total expenses	0.71%[4]	0.65%	0.65%	0.67%	0.71%[4]	0.61%	0.59%

Net investment income	1.94%[4]	1.28%	0.99%	1.20%	1.06%[4]	1.47%	1.20%

Supplemental Data
Net assets, end of period (000)	$175,546	$238,201	$313,012	$293,551	$292,516	$299,352	$309,699

Portfolio turnover	—	—	1%	—	—	4%	5%

1	During the year ended December 31, 2004, the investment advisor reimbursed the Portfolio as part of an internal review regarding the use of fund brokerage commissions. These payments increased net realized and unrealized gain on investments per share by $0.17 and increased total return by 0.04%.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

12	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2008, the Fund had 27 registered portfolios. These financial statements relate to the Fund’s Exchange Portfolio (the “Portfolio”). The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Portfolio values its investment in the BlackRock Liquidity Series, LLC Money Market Series at fair value, which is ordinarily based upon its pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Redemptions-In-Kind: The Portfolio transferred securities and cash due to redemptions-in-kind. For purposes of generally accepted accounting principles, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Gains and losses resulting from such redemptions-in-kind are disclosed separately in the Statements of Operations.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual method.

Dividends and Distributions: Dividends from net investment income, which are recorded on the ex-dividend date, are declared and paid at least annually by the Portfolio. Net realized short-term capital gains, if any, are distributed annually. The Portfolio’s current practice is to retain long-term capital gains and to pay federal taxes thereon at corporate capital gain tax rates on behalf of the shareholders.

Securities Lending: The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the United States government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008	13

Notes to Financial Statements (continued)

borrower. The Portfolio may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the period October 1, 2008 to December 31, 2008, the Portfolio received only cash collateral for any securities loaned.

Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio’s U.S. federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolio’s financial statement disclosures is currently being assessed.

Bank Overdraft: As of December 31, 2008, the Portfolio recorded a bank overdraft resulting from the estimation of available cash. The overdrafts balances incur fees charged by the custodian which are included in the Statements of Operations as custodian expenses.

Other: Expenses directly related to the Portfolio are charged to that Portfolio. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund, on behalf of the Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee based on the average daily value of the Portfolio’s net assets, at the annual rate of 0.50%.

PFPC Trust Company, an indirect, wholly owned subsidiary of PNC, serves as custodian for the Portfolio. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of the Portfolio.

The fee is paid at the following annual rates: 0.005% of the first $400 million, 0.004% of the next $1.6 billion, and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of the Portfolio.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Transfer agent fees are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of the Portfolio, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Portfolio with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period October 1, 2008 to December 31, 2008 and for the year ended September 30, 2008, the Portfolio incurred $3 and $35, respectively, in return for these services, which are a component of the transfer agent fees in the accompanying Statements of Operations.

PNCGIS and the Advisor act as co-administrators for the Portfolio. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average of

14	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008

Notes to Financial Statements (continued)

daily net assets in excess of $1 billion. In addition, the Portfolio is charged an administration fee based on the following percentages of average daily net assets of the BlackRock class: 0.025% of the first $500 million of the Portfolio, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PNCGIS and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Portfolio.

The Advisor contractually agreed to waive or reimburse fees or expenses until February 1, 2010, in order to limit expenses to 0.60% of the Portfolio’s average daily net assets. This expense limit applies to the aggregate expenses incurred on the BlackRock Share class (excluding: interest, taxes, brokerage commissions, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, the Portfolio’s investments and other extraordinary expenses). This agreement is reviewed annually by the Board.

If within two years following a waiver or reimbursement, the operating expenses of the Portfolio that previously received a waiver or reimbursement from the Advisor are less than the expense limit for that share class the Advisor is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) the Advisor or an affiliate continues to serve as the Portfolio’s investment advisor or administrator and (3) the Board has approved in advance the payments to the Advisor at the previous quarterly meeting.

At December 31, 2008, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

Expiring January 31,
2010	2011
$137,424	$135,459

The Portfolio may earn income on positive cash balances in demand deposit accounts that are maintained by PNCGIS on behalf of the Portfolio. The income earned for the period October 1, 2008 to December 31, 2008 and for the year ended September 30, 2008 was $10 and $115, respectively, which is included in interest—affiliated on the Statements of Operations.

The Portfolio may also receive earnings credits related to cash balances with PNCGIS which are shown on the Statements of Operations as fees paid indirectly.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith (“MLPF&S”) or its affiliates. As of December 31, 2008, the Portfolio had no securities on loan to MLPF&S or its affiliates. Pursuant to that order, the Portfolio has retained BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. BIM received no securities lending agent fees for the period October 1, 2008 to December 31, 2008 and $9,642 in securities lending agent fees for the year ended September 30, 2008.

Certain officers and/or trustees of the Fund are officers and/or trustees/directors of BlackRock, Inc. or its affiliates. The Portfolio reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

For the period October 1, 2008 to December 31, 2008, purchases and sales of investments, excluding short-term securities, were $0 and $9,387,374, including $7,935,314 of sales representing redemptions-in-kind, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was renewed until November 2009. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits.The Portfolio paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its assets as of October 31, 2008. The Portfolio pays a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX index (as defined in the credit agreement) in effect from time to time. The Portfolio did not borrow under the credit agreement during the period October 1, 2008 to December 31, 2008 or the year ended September 30, 2008.

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following permanent differences as of December 31, 2008 attributable to redemptions in-kind transactions and the sales of securities with a different book and tax basis were reclassified to the following accounts:

Paid-in-Capital	$16,520,575
Accumulated Net Realized Loss	(16,520,575)

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008	15

Notes to Financial Statements (concluded)

The tax character of distributions during the fiscal years ended December 31, 2008 and September 30, 2008 and the tax year ended December 31, 2007 were as follows:

	12/31/2008	09/30/2008	12/31/2007
Distributions paid from Ordinary income	$2,673,321	$2,897,062	$3,003,189

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$39,102
Capital loss carryforward	(15,643,373	)*
Net unrealized gains	131,244,310

Total accumulated earnings	$115,640,039

*	As of December 31, 2008, the Portfolio had a capital loss carryforward of $15,643,373, of which $633,046 expires in 2009, $7,112,583 expires in 2010, $1,281,140 expires in 2013, $233,900 expires in 2014 and $6,382,704 expires in 2016. This amount will be available to offset future realized capital gains.

6. Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Portfolio’s Statement of Assets and Liabilities.

7. Capital Shares Transactions:

Transactions in BlackRock Shares for each period were as follows:

	Period October 1, 2008 to December 31, 2008	Year Ended September 30,
		2008	2007
Shares issued in reinvestment of dividends	896	692	714
Shares redeemed	(20,979)[1]	(47,029)[2]	(48,206)[3]

Net decrease	(20,083)	(46,337)	(47,492)

1	Including (16,641) representing redemptions-in-kind.

2	Including (38,559) representing redemptions-in-kind.

3	Including (40,737) representing redemptions-in-kind.

8. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

16	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of Exchange Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the BlackRock Exchange Portfolio (the “Portfolio”) [one of the twenty-seven portfolios constituting the BlackRock Funds (the “Fund”)] as of December 31, 2008, and the related statements of operations for the three month period then ended and the year ended September 30, 2008, the statements of changes in net assets for the three month period ended December 31, 2008 and for each of the two years in the period ended September 30, 2008, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BlackRock Exchange Portfolio of the BlackRock Funds as of December 31, 2008, the results of its operations for the three month period then ended and the year ended September 30, 2008, the changes in its net assets for the three month period ended December 31, 2008 and for each of the two years in the period ended September 30, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

February 25, 2009

Important Tax Information (Unaudited)

All of the ordinary income distributions paid by BlackRock Exchange Portfolio during the taxable year ended December 31, 2008 qualify for the dividends received deduction for corporations and consist entirely of qualified dividend income for individuals.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008	17

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Trustees and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Trustees and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.	34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Trustee	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.	34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Trustee	Since 2004	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Trustee and Member of the Audit Committee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998.	34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

18	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.	34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.	34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Trustee and Member of the Audit Committee	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Formerly Director, Indotronix International (IT services) from 2004 to 2008; Director, Tippman Sports (recreation) since 2005.	34 Funds 81 Portfolios	None

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Fund’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2005	Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004	174 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	174 Funds 286 Portfolios	None

3	Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Fund based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008	19

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years
Fund Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Fund President and Chief Executive Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2003	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Funds	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained with-out charge by calling (800)-441-7762.

Custodian	Address of the Portfolio	Legal Counsel
PFPC Trust Company	100 Bellevue Parkway	Sidley Austin LLP
Philadelphia, PA 19153	Wilmington, DE 19809	New York, NY 10019

Investment Advisor and	Co-Administrator and	Independent Registered Public
Co-Administrator	Transfer Agent	Accounting Firm
BlackRock Advisors, LLC	PNC Global Investment	Deloitte & Touche LLP
Wilmington, DE 19809	Servicing (U.S.) Inc.	Philadelphia, PA 19103
Wilmington, DE 19809

20	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008	21

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

22	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2008	23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Portfolio unless accompanied or preceded by that Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EXCH-1208-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Exchange Portfolio	$15,800	$16,800	$0	$0	$6,100	$6,100	$0	$1,049

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Exchange Portfolio	$411,100	$412,149

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: February 23, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: February 23, 2009